UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02995

NRM Investment Company
(Exact name of registrant as specified in charter)
NRM Investment Company
(Address of principal executive offices) (Zip code)
c/o Mr. John H. McCoy, Jr. NRM Investment Company 280 Abrahams Lane Villanova, PA 19085
(Name and address of agent for service)
Registrant’s telephone number, including area code:	610-527-7009

Date of fiscal year end:	August 31st

Date of reporting period:	May 31, 2008

	FORM N-Q	ITEM 1
	NRM INVESTMENT COMPANY
	SCHEDULE OF INVESTMENTS
	AS OF	5/31/2008					05/31/08

	FACE	DESCRIPTION	STATE	MATURITY	CALL DATE	RATE	MARKET	AS A
CUSIP	VALUE						VALUE	PERCENTAGE
	IN THOUSANDS

		SHORT TERM
60934N542	279.063	FEDERATED PA MUNI	PA				279,063
		TOTAL SHORT TERM					279,063	2.07%
		MUNICIPAL BONDS
		GENERAL OBLIGATION BONDS
118565QR4	100	BUCKS CTY	PA	06/15/11	6/15/09	5.000%	103,284
725209CV0	250	PITTSBURGH	PA	09/01/12	3/1/12	5.000%	266,802
709141ZB1	300	PENNSYLVANIA STATE, FIRST SERIES	PA	07/01/13		5.000%	325,689
084509HP6	100	BERKS COUNTY	PA	11/15/14	11/15/08	5.000%	100,762
7178807S1	300	PHILA SD PA GO	PA	08/01/15	8/1/12	5.625%	330,312
	100	PITTSBURGH	PA	09/01/16		5.250%	112,050
	250	PUERTO RICO	PA	07/01/17		5.500%	265,578
		TOTAL GENERAL OBLIGATION BONDS					1,504,477	11.13%
		HOUSING BONDS
38624LAP4	365	GRAND RAPIDS	MI	06/01/08	6/1/06	6.600%	365,000
675903BG2	11.00430	ODESSA HFC	TX	11/01/11	11/1/05	8.450%	11,035
130329LV5	35	CALIF HSG FIN AG	CA	02/01/14		10.250%	35,681
60415MWC4	55	MINN ST HSG	MN	01/01/17	1/1/07	5.950%	55,252
		TOTAL HOUSING BONDS					466,968	3.46%
		OTHER REVENUE BONDS
701382HO7	170	PARKLAND SCHOOL DISTRICT	PA	09/01/07		5.000%	188,846
3120358P7	70	FAULKEY GULLY MUNICIPAL UTILITY	TX	03/01/09		4.600%	70,467
613609TG1	250	MONTGOMERY COUNTY IDA	PA	11/01/10		5.000%	263,135
717823T99	300	PHILA GAS WORKS	PA	08/01/11		5.000%	318,033
017292VN0	100	ALLEGHENY CTY	PA	11/01/11		5.000%	105,829
70917NBE3	175	PA HGH ED	PA	01/01/12	7/1/08	5.250%	175,324
613603QD4	225	MONTCO HGH ED	PA	04/01/12		5.000%	235,006
70917NEY6	100	PA HGH ED	PA	07/01/12	7/1/09	5.375%	103,820
708836FF3	500	PA INFRASTRUCTURE INVEST AUTH.	PA	09/01/12		5.000%	540,565
41473EBB6	100	HARRISBURG RECOVERY	PA	09/01/13	9/1/08	5.000%	101,772

717893PF2	250	PHILADELPHIA WATER	PA	07/01/14		5.000%	273,648
717893NB3	250	PHILA WASTEWATER	PA	11/01/14	11/1/12	5.250%	266,878
709221JS5	230	PA STATE TPK	PA	12/01/14	12/1/08	5.250%	235,658
709221JT3	200	PA STATE TPK	PA	12/01/15	12/1/08	5.250%	204,942
70917RJE6	350	PA HGH ED	PA	01/01/16	1/1/13	5.500%	385,564
01728RBJ7	150	ALLEGHENY CTY	PA	03/01/16	6/15/12	5.500%	167,274
70917NQL1	100	PA HGH ED	PA	06/15/16	6/15/12	5.000%	105,016
717823J58	250	PHILA GAS WORKS	PA	08/01/16	8/1/13	5.250%	276,058
41473EFJ5	425	HARRISBURG RECOVERY	PA	12/01/13		5.000%	460,798
165579EC3	405	CHESTER COUNTY IDA	PA	11/01/18		5.000%	425,180
888808DA7	200	TOBACCO SETTLEMENT FIN CORP	NJ	06/01/19	6/1/17	5.000%	184,296
657905EQ4	250	NORTH CAROLINA MEDICAL CENTER	NC	08/01/26	2/1/17	5.250%	262,263
	300	ALLEGHENY CTY-SEWER	PA	12/01/23	12/1/15	5.000%	307,148
		TOTAL OTHER REVENUE BONDS					5,657,520	41.87%

	TOTAL MUNICIPAL BONDS						7,628,964	56.45%

	PREFERRED STOCKS
	SHARES
802203000	20000	ABN ANRO TR VI					456,000
780097754	20000	ROYAL BANK OF SCOTLAND GR SER Q					207,200
780097747	10000	ROYAL BANK OF SCOTLAND GR SER R					455,000
007924400	15000	AEGON NV 6.50%					316,350
N00927306	10000	AEGON NV 6.875%					220,200
25153X208	15000	DEUTSCHE BK CONTINUING PFD					339,450
313586752	8000	FNMA PFD 8.25 SER S					194,800
313400699	5000	FEDERAL HOME LOAN MTG 6.42%					227,250
40428H862	20000	HSBC USA 1/40 SER H					436,200
456837202	10000	ING GROEP NV 7.05					239,300
456837509	16000	ING GROEP NV					333,600
524908704	10000	LEHMAN BROS HLDG PREF 1/10					360,000
59156R603	17500	MET LIFE INC 6.50					393,750
G7293H189	12500	PRUDENTIAL PLC 6.50%					290,125
06739F390	20000	BARCLAYS BANK PLC 6.625%					464,600
80281R300	14000	SANTANDER FIN 6.41					326,620
38144X500	15000	GOLDMAN SACHS 1/1000 B					345,150
		TOTAL PREFERRED STOCKS					5,605,595	41.48%

	TOTAL PORTFOLIO						13,513,622	100.00%

NRM INVESTMENT COMPANY
FORM N-Q
QUARTER ENDED
05/31/08

Item II

DISCLOSURE CONTROLS AND PROCEDURES AND INTERNAL CONTROL OVER FINANCIAL REPORTING:

GENERAL

The Fund has no employees and Fund’s various compliance and reporting functions have been managed by entering into arrangements with third party providers. Lines of communication have been established with the Fund’s President and/or Board of Directors and the various third party service providers.

Accounting

 The Fund’s accounting functions has been outsourced to Raymond J. Keefe, CPA who is independent with respect to the Fund. He records the transactions authorized by others and prepares monthly internal financial statements and external financial statements semi-annually. Any irregularities noted by Mr. Keefe are directly reported to the President.

In addition, Mr. Keefe is also responsible for tax reporting and tax compliance.

Investing

Prior to November 30, 2005 the Fund’s investment advisory contract was on a non- discretionary basis.  The Investment Advisor in connection with the President and Board of Directors approved all significant investment decisions. From November 30, 2005 to date, the investment advisory contract was and remains on a discretionary basis. Quarterly reporting to the Board is required.

Legal and Compliance

The Fund’s attorney, Edward Fackenthal, is responsible for keeping the Fund updated as to the various regulatory requirements. In addition, he manages the actual SEC filing requirements.

In addition, he provides assistance to Mr. Keefe, who also serves as the Fund’s compliance officer.

Both Mr. Fackenthal and Mr. Keefe have direct access to the Board of Director and the Fund’s President.

NRM INVESTMENT COMPANY
FORM N-Q
QUARTER ENDED
05/31/08

Item III

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NRM Investment Company

By:

s/ John H. McCoy
John H. McCoy
President and Chief Financial Officer

Date: July 21, 2008